Debt Restructuring and Private Equity Placement (Details Textual) (USD $)				12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Chief Executive Officer [Member]	Oct. 31, 2012 Chief Executive Officer [Member]	Nov. 30, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Herman [Member]	Nov. 02, 2012 Mr Herman [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Term Loan Agreement [Member]	Mar. 31, 2013 Real Estate Loan [Member]	Dec. 31, 2012 Real Estate Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]
Loan, Original Principal Balance										$ 11,000,000	$ 678,750	$ 678,750
Line of Credit Facility, Periodic Payment										130,952
Line of Credit Facility, Interest Rate Description										4.25% plus 1 month libor
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	12,139,620	12,807,271	13,365,853							10,738,096	724,562	738,097	678,750
Long-term Debt and Capital Lease Obligations, Current	2,229,883	2,236,343	3,867,658							1,571,424
Long-term Debt and Capital Lease Obligations	9,909,737	10,570,928	9,498,195							9,166,672
Debt Instrument, Face Amount									5,000,000
Debt Instrument, Interest Rate Terms									3.25% plus 1 Month Libor		Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at March 31, 2013).	Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012).
Line of Credit, Current	1,234,447	2,151,052	2,263,227						2,151,052
Debt Issuance Cost										922,685
Prepaid Debt Issuance Cost, Current										307,776
Prepaid Debt Issuance Cost, Noncurrent										564,256
Amortization of Financing Costs										50,653
New Equity Financing Proposed by Bank					1,250,000
Per Unit Price Issued to Convert Debt				$ 350
Number of Shares Comprised in 1 Unit Issued to Convert Debt				1,000
Number of Warrants Comprised in 1 Unit Issued to Convert Debt				500
Proceeds from Issuance of Private Placement				1,994,800
Number of Units Issued to Convert Debt				5,699
Number of Warrants Issued to Convert Debt				2,849,714
Number of Shares Issued to Convert Debt				5,699,428
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.55	$ 0.55
Guarantee Provided by Related Party					3,500,000		3,500,000
Due to Related Parties, Noncurrent					1,477,760		1,477,760
Number of Units, Projected to be Issued to Convert Debt							4,222
Number of Shares, Projected to be Issued to Convert Debt						4,222,000	4,222,000
Number of Warrants, Projected to be Issued to Convert Debt						2,111,000	2,111,000
Interest Paid							$ 45,000
Additional Shares Of Common Stock Exercise Price							$ 0.55
Line of Credit Facility, Borrowing Capacity, Description									Maximum revolving advance amount of $5,000,000 or 85% of defined eligible accounts receivable.
Debt Instrument, Payment Terms									Facility fee of .375% per annum, which is applied to any undrawn portion of the maximum revolving advance amount.